Current and Deferred Income Taxes - Schedule of difference between income tax rate and statutory income tax rate (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Effective income tax rate differs from the statutory income tax rate
Tax recovery at statutory income tax rates	$ (1,690,126)	$ (3,063,036)
Permanent differences	(527,532)	290,722
Effect of rate differentials between jurisdictions	(429,531)	76,364
Impact of changes in income tax rates		138,516
Scientific research and development - ITC	(39,807)	(354,411)
Other	106,320	75,422
Change in valuation allowance	2,580,676	2,836,423
Income tax expense benefit